Financial gain (loss)	12 Months Ended
Dec. 31, 2025
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Interest on bond loans	(760)	(5,800)	(7,472)
Interest on convertible loan notes	(3,935)	(5,691)	(3,638)
Interest on conditional advances and PGE	(176)	(85)	(95)
Interest on royalty certificates	(8,942)	(794)	(17,213)
Interest on lease liabilities	(13)	(61)	(64)
(Increase) / decrease in derivatives fair value	(3,046)	(1,462)	(29,935)
(Increase) / decrease in other liabilities / (assets) at fair value through profit and loss	—	(1,367)	(36,015)
Loss on derecognition of financial liabilities	(3,431)	—	(3,838)
Transaction costs	(1,924)	(1,615)	—
Foreign exchange losses	(5,573)	(51)	(13,444)
Other financial expense	(73)	(64)	(29)
Financial expenses	(27,875)	(16,991)	(111,743)
Interest income	2,418	8,246	5,600
(Increase) / decrease in derivatives fair value	1,006	1,413	3,620
(Increase) / decrease in other liabilities / (assets) at fair value through profit and loss	3,198	—	4,730
Effect of unwinding the discount related to advances made to CROs	355	710	153
Day-one gain on recognition of financial liabilities	212	590	1,557
Gain on derecognition of financial liabilities	192	—	—
Foreign exchange gains	—	2,774	11,886
Other financial income	130	—	—
Financial income	7,511	13,732	27,545
Financial gain (loss)	(20,364)	(3,258)	(84,198)
Financial expenses
Interest on bond loans consists of interests from the Kreos 1 and 2 bond loans redeemed in August 2023 (see Notes 15.3 and 15.4) and from Kreos / Claret B and C tranches (non-convertible bonds), drawn down in March and June 2024, respectively and redeemed in
December 2025 (see Note 15.1).
Interests on convertible loan notes corresponds to interests from the OCEANE bond loans (see Note 15.5) converted in August 2023 as well as from the Kreos / Claret OCABSA (tranche A) and the Height notes converted in August 2025 (see Notes 15.1 and 15.2).
Interests on royalty certificates are detailed in Note 15.9. They include the impacts of the remeasurements of the royalty certificates following changes in the Group's estimates of future cash flows during the years ended December 31, 2023, 2024 and 2025 (see Note
15.9).
Increases and decreases in the fair value of derivatives are detailed in Notes 15.1, 15.3, 15.5 and 15.11. As of December 31, 2025, the
€29,935 thousand expense relates to the increase in the fair value of the Kreos / Claret BSA following the increase in the Group's share price in the third quarter of 2025.
Increases in other liabilities at FVTPL relate to the convertible Heights notes for the years ended December 31, 2024 and 2025 (see
Note 15.2). The notes were converted by the noteholders in July 2025.
Losses on the derecognition of financial liabilities are detailed in Notes 15.1 to 15.5, and relate to the August 2023 refinancing for the year ended December 31, 2023 and to the redemption of the Kreos / Claret B and C tranches for the year ended December 31,
2025.
Transaction costs for the year ended December 31, 2023 mainly related to the Heights notes, and transaction costs for the year ended
December 31, 2024 mainly related to the amortization of the prepaid expenses related to the transaction costs of the Kreos / Claret tranche C bond loans (see Note 15.1).
Foreign exchange losses for the year ended December 31, 2023 mainly relate to the translation of cash and cash equivalents held in
U.S. dollars into the Company's functional currency as of December 31, 2023 (see Note 11), resulting in a loss of €3,196 thousand, and to a €1,488 thousand loss resulting from foreign exchange transactions.
Foreign exchange losses for the year ended December 31, 2025 relate to the translation of cash and cash equivalents held in U.S.
dollars into the Company's functional currency as of December 31, 2025, resulting in a net financial loss of €8,639 thousand, and to other realized and unrealized losses on foreign exchange transactions (see Note 11).
Financial income
Interest income mainly relates to the invested proceeds from (i) the Group's initial public offering on the Nasdaq Global Market and the concurrent European Private Placement from October 2023, (ii) the Kreos / Claret and Heights Financings and (iii) the Group's
public Offering from July 2025.
Increases and decreases in the fair value of derivatives are detailed in Notes 15.1, 15.3, 15.5 and 15.11. The €3,620 thousand income for the year ended December 31, 2025 related to the extinguishment of the Kreos / Claret MRI following the conversion of the Kreos
Tranche A and the exercises of the Kreos / Claret BSA in August 2025.
The decrease in other liabilities at FVTPL relates to the Height notes for the year ended December 31, 2023.
The increase in assets at FVTPL for the year ended December 31, 2025 relates to the revaluation of cash equivalents measured at
FVTPL.
The day-one gain on recognition of financial liabilities relates to the Heights notes. The amount recorded for the year ended December
31, 2025 includes the amortization of the outstanding day-one gain upon the conversion of the notes (see Note 15.2).
Foreign exchange gains for the year ended December 31, 2024 mainly relate to the translation of cash and cash equivalents held in
U.S. dollars into the Group's presentation currency as of December 31, 2024 (see Note 11), resulting in a gain of €2,035 thousand, and to a €714 thousand gain resulting from foreign exchange transactions.
Foreign exchange gains for the year ended December 31, 2025 mainly relate to the €10,663 thousand gain resulting from the favorable change in the euro to U.S. dollar exchange rate between the closing of the Group's July 2025 Offering (date of recognition of the share capital increase) and the date of receipt of funds.